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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :  811-10301

Ashport Mutual Funds
(Exact name of registrant as specified in charter)

800 Brickell Avenue, Suite 103
Miami, Florida 33131
(Address of principal executive offices)

Jeffrey Cimbal
StateTrust Capital, LLC
800 Bricknell Avenue, Suite 103
Miami, Florida 33131
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Ashport Large Cap Fund (UNAUDITED)
Schedule of Investments
February 28, 2005
			Percentage
Common Stocks - 83.27%	Shares	Value	of Net Assets

Consumer-Cyclical
FORD MOTOR CO DEL COM PAR	2,800	$35,420	3.21%
		35,420	3.21%

Financials
AMERITRADE HLDG CORP NEW COM (a)	3,200	34,016	3.09%
BANK OF NEW YORK CO INC	1,200	36,300	3.29%
JP MORGAN CHASE & CO COM	1,300	47,515	4.31%
		117,831	10.69%

Health Care
BOSTON SCIENTIFIC CORP (a)	1,100	35,926	3.26%
BRISTOL-MYERS SQUIBB CO COM	1,600	40,048	3.63%
FOREST LABS INC (a)	950	40,565	3.68%
GILEAD SCIENCES INC (a)	1,200	41,460	3.76%
JOHNSON & JOHNSON COM	654	42,902	3.89%
PFIZER INC COM	1,600	42,064	3.82%
		242,965	22.05%

Basic Materials
INSTEEL INDUSTRIES INC (a)	2,500	48,775	4.43%
		48,775	4.43%

Capital Goods
3M CO COM	494	41,466	3.76%
BURLINGTON RESOURCES INC	950	47,149	4.28%
CENTEX CORP	676	42,987	3.90%
DEERE & CO	679	48,284	4.38%
		179,885	16.32%

Technology
ADOBE SYSTEMS INC DEL	700	43,225	3.92%
BROADCOM CORP CL A (a)	1,250	40,313	3.66%
INTEL CORP COM	1,800	43,182	3.92%
ORACLE CORP COM (a)	3,100	40,145	3.64%
SANDISK CORP (a)	1,600	43,008	3.90%
SYMANTEC CORP (a)	1,600	35,216	3.20%
TEXAS INSTRUMENTS INC	1,800	47,646	4.32%
		292,735	26.56%

TOTAL COMMON STOCKS (Cost $909,701)		917,611	83.27%

Money Market Securities - 10.87%
Evergreen Institutional Money Market Fund - Investment Shares , 2.3% (c)	119,817	119,817	10.87%

TOTAL MONEY MARKET SECURITIES (Cost $119,817)		119,817	10.87%

TOTAL INVESTMENTS (Cost $1,029,518) - 94.14%		$1,037,428	94.14%

Other assets - 5.86%		64,566	5.86%

TOTAL NET ASSETS - 100.00%		$1,101,994	100.00%

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

Ashport Small/Mid Cap Fund (UNAUDITED)
Schedule of Investments
February 28, 2005
			Percentage
Common Stocks - 85.38%	Shares	Value	of Net Assets

Basic Materials
INSTEEL INDUSTRIES INC (a)	2,700	$52,677	7.84%
HEADWATERS INC COM (a)	938	30,166	4.49%
		82,843	12.32%
Capital Goods
SCHNITZER STEEL INDS CLASS A	682	27,703	4.12%
THOR INDS INC	750	26,700	3.97%
		54,403	8.09%
Consumer-Cyclical
CLAIRES STORES INC COM	1,533	35,274	5.25%
SANDS REGENT	1,000	10,530	1.57%
		45,804	6.81%

Consumer Staples
UNIVISION COMMUNICATIONS INC CL A (a)	950	25,071	3.73%
		25,071	3.73%

Communications
DITECH COMMUNICATIONS CORP COM	1,700	21,352	3.18%
VIASAT INC COM	1,100	21,868	3.25%
		43,220	6.43%
Financials
BROWN & BROWN INC	579	26,866	4.00%
E TRADE FINANCIAL CORP COM (a)	2,000	26,540	3.95%
RESOURCE AMERICA INC NEW	800	31,600	4.70%
TOWER GROUP INC COM	2,720	33,538	4.99%
		118,543	17.64%

Technology
CELESTICA INC SUB VTG SHS (a)	1,900	24,434	3.64%
CHECK POINT SOFTWARE TECHNOLOGIES LTD SHS (a)	1,000	22,130	3.29%
FLEXTRONICS INTL LTD ORD SHS (a)	1,800	24,030	3.58%
LAM RESEARCH CORP (a)	1,000	31,440	4.68%
LUCENT TECHNOLOGIES INC COM (a)	7,200	22,104	3.29%
MEMC ELECTRONIC MATERIALS INC COM (a)	576	7,476	1.11%
NORTEL NETWORKS CORP NEW COM (a)	6,450	17,286	2.57%
SILICON LABORATORIES INC COM (a)	750	26,325	3.92%
		175,225	26.07%
Foreign Utilities
AU OPTRONICS CORP SPON ADR (a) (b)	1,800	28,800	4.28%
		28,800	4.28%

TOTAL COMMON STOCKS (Cost $569,890)		573,909	85.38%

Money Market Securities - 12.18%
Evergreen Institutional Money Market Fund - Investment Shares , 2.3% (c)	81,866	81,866	12.18%

TOTAL MONEY MARKET SECURITIES (Cost $81,866)		81,866	12.18%

TOTAL INVESTMENTS (Cost $651,756) - 97.56%		$655,775	97.56%

Other assets - 2.44%		16,389	2.44%

TOTAL NET ASSETS - 100.00%		$672,164	100.00%

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

Ashport Global Fixed Income Fund (UNAUDITED)
Schedule of Investments
February 28, 2005
	Principal		Percentage
	Amount	Value	of Net Assets
Corporate Bonds - 20.89%
AT&T Corp 7.3% Due 11/15/11	20,000	23,174	4.93%
General Motors 7.25% Due 03/02/11	20,000	20,406	4.34%
GMAC Smartnote 7.000% Due 10/15/11	7,000	6,918	1.47%
Hertz Corp 6.25% Due 03/15/09	20,000	20,262	4.31%
McDonnell Douglas 6.875% Due 11/1/06	10,000	10,449	2.22%
Raytheon 6.750% Due 8/15/07	6,000	6,356	1.35%
Soouthwestern Electric Power 7.0% Due 9/01/07	10,000	10,615	2.26%

TOTAL CORPORATE BONDS (Cost $99,693)		98,180	20.89%

Foreign Bonds - 65.64%
Brazil Federal Republic 9.25% Due 10/22/10	20,000	22,220	4.73%
Colombia 10.0% Due 01/23/12	20,000	22,620	4.81%
Costa Rica Republic 8.11% Due 02/01/12	20,000	20,990	4.47%
Dominican Republic 9.04% Due 01/23/13	20,000	18,000	3.83%
El Salvador Republic 8.5% Due 07/25/11	20,000	22,700	4.83%
European Bank 6.25% Due 05/09/18	25,000	25,098	5.34%
Fed. Brazil 10.0% Due 08/07/11	20,000	22,900	4.87%
Panama Republic 9.625% Due 02/08/11	20,000	23,650	5.03%
Peru Republic 9.125% Due 02/21/12	20,000	23,150	4.93%
Petrobras 9.125% Due 07/02/12	20,000	22,720	4.83%
Republic of Ecuador 12.0% 11/15/12	20,000	20,800	4.43%
Republic of Venezuela 5.375% Due 08/07/10	20,000	18,450	3.93%
Russian Fed. 8.25% Due 03/31/10	20,000	22,440	4.77%
Turkey Republic 10.5% Due 01/13/08	20,000	22,760	4.84%

TOTAL FOREIGN BONDS (Cost $295,549)		308,498	65.64%

Money Market Securities - 10.40%
Evergreen Institutional Money Market Fund - Investment Shares , 2.3% (a)	48,874	48,874	10.40%

TOTAL MONEY MARKET SECURITIES (Cost $48,874)		48,874	10.40%

TOTAL INVESTMENTS (Cost $444,116) - 96.93%		$455,552	96.93%

Other assets - 3.07%		14,424	3.07

TOTAL NET ASSETS - 100.00%		$469,976	100.00%

(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

Item 2. Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 28, 2005.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
By (Signature and Title)*	/s/ Jeffrey Cimbal
Jeffrey Cimbal, Chief Financial Officer
Date September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Vurgait
David Vurgait, President
Date September 8, 2005